STOCK-BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Stock-based Compensation Expense
The Company recorded stock-based compensation related to equity-based awards issued under the GRI Operations Plan and the A&R 2018 Plan in the following expense categories of its accompanying consolidated statements of operations for the three and nine months ended December 31, 2024 and 2023:

	For the Year Ended December 31,
	2024	2023
Research and development	$—	$—
General and administrative	148	388
Total	$148	$388
The Company recorded stock-based compensation related to equity-based awards issued under the A&R 2018 Plan in the following expense categories of its accompanying consolidated statements of operations for the three and nine months ended September 30, 2025 and 2024:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Research and development	$59	$—	$84	$—
General and administrative	406	37	642	111
Total	$465	$37	$726	$111

Schedule of Activity of Stock Options Granted
The table below represents the activity of stock options granted to employees and non-employees for the year ended December 31, 2024:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)
Outstanding at December 31, 2023	142	$4,376.92	9.63
Granted	—
Exercised	—
Forfeited	—
Outstanding at December 31, 2024	142	$4,376.92	8.63
Exercisable at December 31, 2024	62	$5,475.38	8.57
Vested and expected to vest at December 31, 2024	142	$4,376.92	8.63
The table below represents the activity of stock options granted to employees and non-employees for the nine months ended September 30, 2025:

	Number of options	Weighted-average exercise price	Weighted-average remaining contractual term (years)	Aggregate Intrinsic Value ($)
Outstanding at December 31, 2024	142	$4,376.92	8.63	—
Granted	421,132	$2.29		106
Exercised	—	—		—
Forfeited/cancelled	—	—		—
Outstanding at September 30, 2025	421,274	$3.76	9.92	106
Exercisable at September 30, 2025	291,431	$4.09	9.91	44
Vested and expected to vest at September 30, 2025	421,274	$3.76	9.92	106

Schedule of Valuation Assumptions	The Black-Scholes option-pricing model was used to estimate the grant date fair value of each stock option grant at the time of grant using the following weighted-average assumptions:

For the Year Ended December 31, 2023
Volatility	129.54%
Expected term in years	5.84
Dividend rate	0.00%
Risk-free interest rate	4.34%
Fair value of common stock on grant date	$3,298.42

Nine Months Ended September 30, 2025
Volatility	120.89%
Expected term in years	5.18
Dividend rate	0.00%
Risk-free interest rate	3.75%
Fair value of option on grant date	$1.92